Executive Bonus Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Executive Bonus Plan

Note 11: Executive Bonus Plan

Certain of the Company’s key employees, including its named executive officers, participate in the Bentley Systems, Incorporated Bonus Pool Plan, as amended and restated, effective as of September 3, 2020 (the “Bonus Plan”). Pursuant to the Bonus Plan, participants are eligible to receive incentive bonuses that are determined based on the Company’s adjusted Management Report Operating Income (“MROI”), as defined in the plan agreement and before deduction for such plan payments. For purposes of the Bonus Plan, the bonus pool thereunder may be funded with up to an aggregate of 20% of the Company’s adjusted MROI, subject to approval by the board of directors, with payments made to plan participants based on each such participant’s allocated interest in the bonus pool. The plan permits the deduction of certain holdback amounts from the plan’s pool, from which amounts can then be allocated to fund items including equity and/or cash incentive compensation for non‑plan participants and participant charitable contributions.

A participant may defer any portion, or all, of such participant’s incentive bonus payable pursuant to the Bonus Plan into the DCP (see Note 12). Prior to September 3, 2020, a participant’s non‑deferred incentive bonus was payable in cash. On September 3, 2020, the Company amended and restated the Bonus Plan to provide, in part, that a participant may elect to receive any portion, or all, of such participant’s non-deferred incentive bonus in the form of shares of fully vested Class B Common Stock issued under the Company’s 2020 Incentive Award Plan (see Note 15) beginning in the fourth quarter of 2020 subject to the limitation described below. Such election must be made prior to the start of the applicable calendar quarter for which the incentive bonus is to be paid, and the number of shares of Class B Common Stock payable in respect of such elected amount is calculated using a volume-weighted average price of the Company’s  Class B Common Stock for the period commencing on the tenth trading day prior to the end of the applicable calendar quarter and ending on the tenth trading day following the end of the applicable calendar quarter. Notwithstanding participants’ elections to receive shares of fully vested Class B Common Stock in respect of their non‑deferred incentive bonus payments, if, in any calendar quarter, the aggregate dollar value of shares of fully vested Class B Common Stock payable in respect of the non‑deferred incentive bonuses exceeds $7,500, the portion of each participant’s non‑deferred incentive bonus payable in shares of fully vested Class B Common Stock will be reduced pro rata such that the $7,500 limit is not exceeded, and, for each affected participant, the amount of such reduction will be payable in cash.

During the nine months ended September 30, 2019 and 2020, the incentive compensation, including cash payments and deferred compensation to plan participants, recognized under this plan (net of all applicable holdbacks) was $22,036 and $26,469, respectively.

Note 10: Executive Bonus Plan

The Company has an incentive compensation program under which up to 20% of the Company’s adjusted operating profits, as defined in the plan agreement and before deductions for such plan payments, may be paid to plan participants in the form of cash bonuses, subject to approval by the Company’s board of directors and certain limitations imposed by the Company’s Credit Facility. The plan permits the deduction of certain holdback amounts from the plan’s pool, from which amounts can then be allocated to fund items including equity and/or cash incentive compensation for non‑plan participants and participant charitable contributions. During the years ended December 31, 2018 and 2019, the incentive compensation, including cash payments and deferred compensation to plan participants, recognized under this plan (net of all applicable holdbacks) was $27,641 and $31,061, respectively.